Income Taxes - Deferred Tax Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Changes in unrecognized tax benefits	$ 29,967	$ 73
Deferred income tax expense recognized in net earnings (loss)	3,723	8,387
Deferred income tax recovery recognized in net earnings (loss)	(3,723)	(8,387)
Deferred income tax asset, end of year	3,723	8,387
Deferred income tax liability, end of year	(3,723)	(8,387)
Property and equipment [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expenses related to the origination and reversal of temporary differences for	(25,507)	(377)
Non-capital losses carried forward [member]
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Expenses related to the origination and reversal of temporary differences for	$ (4,459)	$ 304